Filed pursuant to Rule 497(e)
File Nos. 333-12745; 811-07831

FMI Common Stock Fund
Investor Class: FMIMX | Institutional Class: FMIUX

FMI Large Cap Fund
Investor Class: FMIHX | Institutional Class: FMIQX

FMI International Fund
Investor Class: FMIJX | Institutional Class: FMIYX

FMI International Fund II – Currency Unhedged
Investor Class: (Not Available for Purchase) | Institutional Class: FMIFX

FMI Global Fund
Investor Class: (Not Currently Available for Purchase) | Institutional Class: FMIFX

(the “Funds”)
A Series of FMI Funds, Inc.

Supplement dated May 1, 2025 to
the Summary Prospectus and Statutory Prospectus dated January 31, 2025

Effective May 1, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
FMI Funds, Inc.
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
FMI Funds, Inc.
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement with your Summary Prospectus and Statutory Prospectus